DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
DERIVATIVE INSTRUMENTS [Text Block]

7. DERIVATIVE INSTRUMENTS

During the year ended December 31, 2020, the Company purchased copper put option contracts for 59.5 million pounds of copper with maturity dates ranging from January 2020 through to December 2020, at strike prices between US$2.30 and US$2.60 per pound, at a total cost of $1,742.

In addition, during the quarter ended December 31, 2020, the Company purchased copper put option contracts for 37.5 million pounds of copper with maturity dates from January 2021 to June 2021 at strike prices between $2.80 and $3.20 per pound. The put options had a fair value of $1,514 at December 31, 2020.

During the year ended December 31, 2019, the Company purchased copper put options for 48 million pounds of copper with maturity dates ranging from February through to December 2019 at a total cost of $2,834.

The Company also purchased fuel call options during 2020 for diesel with maturity dates ranging from April 2020 to March 2021, at a total cost of $916.  The fuel call options outstanding had a fair value of $278 at December 31, 2020.

The following table outlines the (gains) losses associated with derivative instruments:

	Years ended December 31,
	2020	2019
Realized (gain) loss on copper put options	(4,361)	2,834
Realized loss on fuel call options	602	—
Unrealized loss on copper put options	1,853	—
Unrealized gain on fuel call options	(31)	—
	(1,937)	2,834